UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Amendment [ ]; Amendment Number:
  This Amendment:    [ ] is a restatement.
                     [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

RS Growth Group LLC
388 Market Street, Ste. 1700
San Francisco, CA  94111

13F File Number: 028-05155

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Terry R. Otton
Chief Operating Officer
(415) 591-2700
Signature, Place, and Date of Signing:

/s/Terry R. Otton	    San Francisco, CA	   February 14, 2005

Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:  NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

Report Summary

Number of Other Included Managers:	None

Form 13F Information Table Entry Total:	176

Form 13F Information Table Value Total:	74,047

List of Other Included Managers:	None


ISSUER                 TYPE           CUSIP     VALUE      SHS   INVEST  VOTG
                                 	           (X1000)           DISCRET AUTH
24/7 Real Media, Inc.   Com         901314203      93     21,520   sole  sole
Aaron Rents, Inc.       Com         002535201     554     22,150   sole  sole
Able Laboratories, Inc  Com         00371n407     891     39,150   sole  sole
Accredited Home Lender  Com         00437P107     663     13,350   sole  sole
Act Teleconferencing,   Com         000955104      50     38,050   sole  sole
Advanced Micro Devices  Com         007903107      66      3,000   sole  sole
Advanced Neuromodulati  Com         00757t101      79      2,000   sole  sole
AK Steel Holding Corp.  Com         001547108      72      5,000   sole  sole
Alexion Pharmaceutical  Com         015351109   1,253     49,740   sole  sole
Altiris, Inc.           Com         02148M100   1,127     31,800   sole  sole
Alvarion Ltd.           SHS         m0861t100      52      3,900   sole  sole
American Healthways, I  Com         02649v104   1,037     31,400   sole  sole
American Medical Syste  Com         02744m108     157      3,750   sole  sole
Angiotech Pharmaceutic  Com         034918102   1,338     72,504   sole  sole
Arbinet-Thexchange Inc  Com         03875p100      58      2,350   sole  sole
Armor Holdings, Inc.    Com         042260109   1,184     25,190   sole  sole
Ask Jeeves, Inc.        Com         045174109   1,232     46,060   sole  sole
AtheroGenics, Inc.      Com         047439104     458     19,440   sole  sole
AudioCodes Ltd.         ORD         M15342104     746     44,940   sole  sole
August Technology Corp  Com         05106u105     584     55,500   sole  sole
Avaya, Inc.             Com         053499109     197     11,450   sole  sole
Avid Technology, Inc.   Com         05367p100     211      3,410   sole  sole
Baker Hughes, Inc.      Com         057224107     238      5,570   sole  sole
Bebe Stores, Inc.       Com         075571109   1,662     61,611   sole  sole
Boston Private Financi  Com         101119105   1,242     44,100   sole  sole
Boyd Gaming Corp.       Com         103304101     277      6,650   sole  sole
Cascade Microtech, Inc  Com         147322101      26      1,950   sole  sole
Central European Distr  Com         153435102     118      4,000   sole  sole
CheckFree Corp.         Com         162813109     640     16,800   sole  sole
Chemed Corp.            Com         16359r103     866     12,900   sole  sole
CNET Networks, Inc.     Com         12613R104   1,061     94,450   sole  sole
Cognizant Technology S  Cl A        192446102     842     19,900   sole  sole
Coinstar, Inc.          Com         19259p300      38      1,400   sole  sole
Commercial Metals Co.   Com         201723103      76      1,500   sole  sole
Community Bancorp       Com         20343t100      15        500   sole  sole
CoStar Group, Inc.      Com         22160n109     406      8,800   sole  sole
Credence Systems Corp.  Com         225302108     350     38,300   sole  sole
CV Therapeutics, Inc.   Com         126667104     577     25,080   sole  sole
D.R. Horton, Inc.       Com         23331A109     222      5,500   sole  sole
Deckers Outdoor Corp.   Com         243537107   1,085     23,100   sole  sole
Dendrite International  Com         248239105     857     44,200   sole  sole
Digitas, Inc.           Com         25388k104      59      6,200   sole  sole
Draxis Health Inc.      Com         26150j101      45      9,000   sole  sole
eBay, Inc.              Com         278642103     122      1,050   sole  sole
EMC Corp.               Com         268648102     223     15,000   sole  sole
Engineered Support Sys  Com         292866100     136      2,300   sole  sole
ENSCO International, I  Com         26874Q100     220      6,920   sole  sole
Epicor Software Corp.   Com         29426L108     576     40,900   sole  sole
EPIX Pharmaceuticals,   Com         26881q101     621     34,700   sole  sole
eResearch Technology,   Com         29481V108      25      1,600   sole  sole
F5 Networks, Inc.       Com         315616102     361      7,410   sole  sole
FalconStor Software, I  Com         306137100      64      6,700   sole  sole
First Horizon Pharmace  Com         32051K106     385     16,840   sole  sole
Florida Rock Industrie  Com         341140101     249      4,180   sole  sole
FormFactor, Inc.        Com         346375108      50      1,847   sole  sole
Four Seasons Hotels, I  Com         35100e104     172      2,100   sole  sole
Friedman, Billings, Ra  Cl A        358434108     331     17,050   sole  sole
Gateway, Inc.           Com         367626108      83     13,800   sole  sole
Gemstar-TV Guide Inter  Com         36866W106     317     53,600   sole  sole
Google, Inc., Class A   Cl A        38259p508     732      3,792   sole  sole
Greenfield Online, Inc  Com         395150105     182      8,275   sole  sole
GSI Commerce, Inc.      Com         36238g102     185     10,400   sole  sole
HealthExtras, Inc.      Com         422211102      96      5,900   sole  sole
Heidrick & Struggles I  Com         422819102      79      2,300   sole  sole
Herman Miller, Inc.     Com         600544100     344     12,440   sole  sole
HouseValues, Inc.       Com         44183y102      35      2,350   sole  sole
Huron Consulting Group  Com         447462102     172      7,750   sole  sole
I-Flow Corp.            Com         449520303     284     15,600   sole  sole
InfoSpace, Inc.         Com         45678t201   1,539     32,365   sole  sole
Innovative Solutions a  Com         45769n105     277      8,300   sole  sole
InPhonic, Inc.          Com         45772g105     287     10,430   sole  sole
International Aluminum  Com         458884103     112      3,300   sole  sole
Intuitive Surgical, In  Com         46120e602     826     20,650   sole  sole
Ixia                    Com         45071r109     287     17,100   sole  sole
j2 Global Communicatio  Com         46626E205   1,209     35,030   sole  sole
JAMDAT Mobile, Inc.     Com         47023t100     598     28,950   sole  sole
Jos. A. Bank Clothiers  Com         480838101      63      2,212   sole  sole
Juniper Networks, Inc.  Com         48203r104     141      5,200   sole  sole
Jupitermedia Corp.      Com         48207D101     527     22,180   sole  sole
K2, Inc.                Com         482732104     622     39,200   sole  sole
Kenneth Cole Productio  Cl A        193294105     546     17,700   sole  sole
KMG America Corp.       Com         482563103      23      2,050   sole  sole
Labor Ready, Inc.       Com         505401208      56      3,300   sole  sole
Las Vegas Sands Corp.   Com         517834107      17        350   sole  sole
Lifeline Systems, Inc.  Com         532192101     622     24,150   sole  sole
Macromedia, Inc.        Com         556100105     980     31,500   sole  sole
Magellan Health Servic  Com         559079207     236      6,900   sole  sole
Martin Marietta Materi  Com         573284106     300      5,600   sole  sole
Marvell Technology Gro  ORD         g5876h105     151      4,270   sole  sole
Massey Energy Co.       Com         576206106     105      3,000   sole  sole
MedImmune, Inc.         Com         584699102     339     12,500   sole  sole
Merge Technologies, In  Com         589981109     910     40,910   sole  sole
MicroStrategy, Inc., C  Cl A        594972408     530      8,800   sole  sole
Mine Safety Appliances  Com         602720104      86      1,700   sole  sole
Molecular Diagnostics   Com         60851r997     135  3,381,429   sole  sole
MPS Group, Inc.         Com         553409103     711     58,000   sole  sole
M-Systems Flash Disk P  ORD         M7061C100   1,674     84,900   sole  sole
Nabi Biopharmaceutical  Com         629519109     675     46,050   sole  sole
National-Oilwell, Inc.  Com         637071101     342      9,690   sole  sole
Navigant Consulting, I  Com         63935n107   1,482     55,700   sole  sole
NCI Building Systems,   Com         628852105      23        600   sole  sole
NICE Systems Ltd., ADR  SP ADR      653656108      38      1,200   sole  sole
Novatel Wireless, Inc.  Com         66987M604      47      2,400   sole  sole
Nuvelo, Inc.            Com         67072M301     397     40,300   sole  sole
O2Micro International   ORD         g6797e106     538     47,000   sole  sole
Olin Corp               Com         680665205      84      3,800   sole  sole
Open Solutions, Inc.    Com         68371p102     522     20,100   sole  sole
Openwave Systems, Inc.  Com         683718308     926     59,900   sole  sole
Orchid Biosciences, In  Com         68571p506     129     11,230   sole  sole
Oregon Steel Mills, In  Com         686079104      81      4,000   sole  sole
Oxford Industries, Inc  Com         691497309     500     12,100   sole  sole
P.F. Chang's China Bis  Com         69333y108     466      8,264   sole  sole
Pacific Sunwear of Cal  Com         694873100     284     12,770   sole  sole
palmOne, Inc.           Com         69713P107     341     10,810   sole  sole
Patterson-UTI Energy,   Com         703481101     276     14,210   sole  sole
PC Mall, Inc.           Com         69323k100     195      8,700   sole  sole
PETsMART, Inc.          Com         716768106     107      3,000   sole  sole
Photon Dynamics, Inc.   Com         719364101     840     34,600   sole  sole
Polo Ralph Lauren Corp  Com         731572103     181      4,250   sole  sole
Power Integrations, In  Com         739276103     303     15,300   sole  sole
Priceline.com, Inc.     Com         741503403     859     36,400   sole  sole
Pride International, I  Com         74153q102      52      2,550   sole  sole
Provide Commerce, Inc.  Com         74373W103      67      1,800   sole  sole
QLT, Inc.               Com         746927102     463     28,800   sole  sole
Quest Software, Inc.    Com         74834T103     376     23,600   sole  sole
RadiSys Corp            Com         750459109      98      5,000   sole  sole
Radyne Comstream Inc.   W           750611147      58    113,815   sole  sole
Radyne Comstream, Inc.  W           750611147      57    111,185   sole  sole
Research In Motion Ltd  Com         760975102     111      1,350   sole  sole
Resources Connection,   Com         76122q105     154      2,840   sole  sole
Roanoke Electric Steel  Com         769841107      64      3,100   sole  sole
Salix Pharmaceuticals   Com         795435106     615     34,950   sole  sole
SanDisk Corp.           Com         80004c101     250     10,000   sole  sole
Sapient Corp.           Com         803062108     183     23,100   sole  sole
Satyam Computer Servic  ADR         804098101      54      2,250   sole  sole
Saxon Capital, Inc.     Com         80556t106     300     12,500   sole  sole
Scientific Games Corp.  Cl A        80874P109   1,565     65,650   sole  sole
SeaChange Internationa  Com         811699107      78      4,500   sole  sole
Shanda Interactive Ent  SP ADR      81941q203     744     17,508   sole  sole
Sigmatel, Inc.          Com         82661w107     922     25,950   sole  sole
Signature Bank          Com         82669G104     417     12,900   sole  sole
Simpson Manufacturing   Com         829073105     140      4,000   sole  sole
Skyworks Solutions, In  Com         83088m102      45      4,790   sole  sole
Sonic Solutions         Com         835460106     335     14,950   sole  sole
Staples, Inc.           Com         855030102     169      5,000   sole  sole
Station Casinos, Inc.   Com         857689103     656     12,000   sole  sole
Superior Energy Servic  Com         868157108     206     13,400   sole  sole
Symantec Corp.          Com         871503108     229      8,900   sole  sole
SymmetriCom, Inc.       Com         871543104      46      4,780   sole  sole
Tekelec                 Com         879101103     185      9,050   sole  sole
Tessera Technologies,   Com         88164L100     726     19,500   sole  sole
Texas Industries, Inc.  Com         882491103     218      3,500   sole  sole
The Medicines Co.       Com         584688105     268      9,300   sole  sole
The Williams Cos., Inc  Com         969457100     375     23,050   sole  sole
Theravance, Inc.        Com         88338t104     420     23,450   sole  sole
Thomas Properties Grou  Com         884453101      37      2,900   sole  sole
THQ, Inc.               Com         872443403      69      3,000   sole  sole
Tower Group, Inc.       Com         891777104     518     43,200   sole  sole
Transocean, Inc.        ORD         G90078109     318      7,500   sole  sole
Ultratech, Inc.         Com         904034105     221     11,700   sole  sole
Unit Corp.              Com         909218109     770     20,150   sole  sole
United Surgical Partne  Com         913016309     855     20,500   sole  sole
Universal Technical In  Com         913915104     408     10,700   sole  sole
Urban Outfitters, Inc.  Com         917047102   1,043     23,500   sole  sole
UTStarcom, Inc.         Com         918076100      55      2,500   sole  sole
Valeant Pharmaceutical  Com         91911X104     319     12,120   sole  sole
ValueClick, Inc.        Com         92046n102   1,640    123,000   sole  sole
VaxGen, Inc.            Com         922390208     351     20,630   sole  sole
VeriSign, Inc.          Com         92343e102     916     27,320   sole  sole
Viewpoint Corp.         Com         92672p108     106     34,330   sole  sole
Viisage Technology Inc  Com         92675k106      54      6,000   sole  sole
Virage Logic Corp.      Com         92763r104     959     51,630   sole  sole
WebEx Communications,   Com         94767l109   1,070     45,000   sole  sole
Wind River Systems, In  Com         973149107   1,012     74,700   sole  sole
Xenogen Corp.           Com         98410R108      56      8,000   sole  sole
Yahoo! Inc.             Com         984332106     226      6,000   sole  sole